Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Mar. 01, 2018
Document And Entity Information [Line Items]
Entity Registrant Name	PPDAI Group Inc.
Entity Central Index Key	0001691445
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	PPDF
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Class A and Class B Ordinary Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		1,503,071,169
Class A Ordinary Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		842,071,169
Class B Ordinary Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding		661,000,000